Statements of Operations and Comprehensive Income (Loss) - Parenthetical - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Details
Tax expense (benefit) portion of change in unrealized gains (losses)	$ (53)	$ (235)	$ (25)
Tax Expense (Benefit), Portion of reclassification adjustment for gains		$ (5)